Stock-Based Compensation (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Vendors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		0.00%
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected term	3 years 9 months
Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		1.90%
Expected dividend yield		0.00%
Expected volatility		189.81%
Expected term		10 years
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		0.00%
Expected term		5 years
Employees One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		0.00%
Expected term		5 years
Maximum [Member] | Vendors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		1.67%
Expected volatility		207.45%
Expected term		10 years
Maximum [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.35%	1.91%
Expected volatility	56.95%	204.98%
Expected term		10 years
Maximum [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.69%
Expected volatility		205.26%
Maximum [Member] | Employees One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		1.37%
Expected volatility		219.25%
Minimum [Member] | Vendors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.67%
Expected volatility		194.68%
Expected term		5 years
Minimum [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.19%	0.83%
Expected volatility	57.22%	196.04%
Expected term		5 years
Minimum [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.60%
Expected volatility		204.30%
Minimum [Member] | Employees One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.54%
Expected volatility		204.36%